Employee benefit plans - Information about Plan Assets at Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	¥ 191,674		¥ 159,652		¥ 120,727
Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	30,568		27,230
Private equity [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	12,323		9,802
Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	74,243		59,867
Japanese agency and municipal securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets			219
Foreign government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets			757
Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	3,667		4,011
Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	34,621	[1]	26,417	[1]
Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	26,448		23,501
Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	9,804		7,848
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	104,811		87,854
Level 1 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	30,568		27,230
Level 1 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	74,243		59,867
Level 1 [Member] | Foreign government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets			757
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	59,505		49,562
Level 2 [Member] | Japanese agency and municipal securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets			219
Level 2 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	3,667		4,011
Level 2 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	19,586	[1]	13,983	[1]
Level 2 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	26,448		23,501
Level 2 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	9,804		7,848
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	27,358		22,236		9,645
Level 3 [Member] | Private equity [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	12,323		9,802		838
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	¥ 15,035	[1]	¥ 12,434	[1]	¥ 8,807

[1]	Includes hedge funds and real estate funds.